Earnings per share (Tables)	3 Months Ended
Mar. 31, 2020
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended March 31,
	2020	2019
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	47.5	22.4
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	203.0	178.4
Basic earnings per share	€0.23	€0.13

Schedule of Diluted Earnings per Share

	For the three months ended March 31,
	2020	2019
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	47.5	22.4
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	203.0	178.4
Diluted earnings per share	€0.23	€0.13